Administrative expenses	12 Months Ended
Dec. 31, 2024
Administrative expenses.
Administrative expenses

8.Administrative expenses

	2024	2023	2022
	$’000	$'000	$'000

Staff costs(a) (note 8.2)	178,433	186,200	165,262
Impairment of goodwill (note 15)	87,894	—	121,596
Professional fees	49,369	61,094	38,964
Facilities, short-term rental and upkeep	31,659	43,616	34,203
Net loss/(gain) on disposal of property, plant and equipment and right-of-use assets	20,163	(3,806)	3,382
Depreciation (note 14)	11,583	11,314	9,995
Travel costs	10,890	14,124	15,535
Amortization (note 15)	4,300	5,765	5,280
Business combination costs	1,280	2,432	20,851
Net impairment of withholding tax receivables(b) (note 19)	1,081	47,992	52,334
Operating taxes	953	(1,005)	963
Impairment of other fixed assets	31	—	—
Other(c)	32,182	37,057	32,810
	429,818	404,783	501,175
(a)	Includes amounts related to key management personnel (excluding Non-Executive directors) and share-based payment expense. Costs for comparative years are re-presented on this basis.
(b)	Withholding tax receivables are assessed for recoverability based on a five year cash flow projection and an analysis of the utilization of withholding tax balances in settlement of future income tax liabilities.
(c)	In the current year, includes a share based payment expense of $7.6 million in relation to the B-BBEE transaction which was cleared by the Competition Commission South Africa in December 2024 (note 28.2).

Foreign exchange gains and losses on administrative expenses are included in Other.

8.1Net reversal of loss allowance/(net loss allowance) on trade receivables

The reversal of loss allowance for the year is $0.03 million (2023: loss allowance of $7.2 million, 2022: reversal of loss allowance of $4.4 million). This represents the net impact of new or increased provisions for balances now assessed as doubtful partially offset by the reversal of allowances made in previous periods in respect of balances recovered in the period or no longer considered doubtful.

8.2Staff costs:

Amounts presented below include costs in relation to key management personnel (excluding Non-Executive directors), and costs for comparative years are re-presented on this basis.

	2024	2023	2022
	$’000	$'000	$'000

Salaries and wages	150,001	173,881	155,325
Other benefits	20,904	19,877	18,768
Share-based payment expense (note 28.1)	20,343	13,370	13,265
Pension costs	11,596	12,221	11,133
	202,844	219,349	198,491

Other benefits are comprised of employee related insurance, employee training costs, staff entertainment and internal reorganization costs.

	2024	2023	2022
	$’000	$'000	$'000

Administrative expenses	178,433	186,200	165,262
Cost of sales	24,411	33,149	33,229
	202,844	219,349	198,491